Condensed Consolidating Statement of Cash Flow (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities			$ 44,476,140	$ 52,088,313	$ 54,680,256
Investing activities
Purchase of real estate investments			(172,865,598)	(181,214,201)	(54,884,043)
Sale of real estate investments			31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments					(9,600,731)
Capital improvements			(13,557,595)	(9,363,787)	(5,650,797)
Development projects			(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others			14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others			(16,856,546)	(10,919,787)	(16,120,838)
Net cash provided by (used in) investing activities			(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt			267,761,094	404,928,032	442,789,570
Repayment of debt			(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs			(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination					(3,380,160)
Deferred contribution			(35,000,000)	35,000,000
Capital contributions			109,000,000	40,419,757	235,342,892
Cost of raising capital					(11,475,771)
Cash distributions to partners			(16,484,404)	(19,484,658)	(36,658,452)
Net cash provided by (used in) financing activities			117,228,340	182,800,447	17,923,358
Net (decrease) increase in cash and cash equivalents			(22,985,704)	27,832,549	(2,513,033)
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	27,200,341	17,848,329	43,792,490	50,431,017	54,680,256
Investing activities
Purchase of real estate investments	(28,026,000)	(108,511,206)	(172,865,598)	(181,214,201)	(54,884,043)
Sale of real estate investments	2,605,597	30,542,644	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments					(9,600,731)
Capital improvements	(7,916,116)	(6,324,959)	(13,557,595.00)	(9,363,787)	(5,650,797)
Development projects	(8,097,860)	(14,399,591)	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	2,360,525	3,704,009	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(2,707,383)	(3,935,323)	(16,856,546)	(10,919,787)	(16,120,838)
Net cash provided by (used in) investing activities	(41,781,237)	(98,924,426)	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	145,000,000	191,041,094	267,761,094	404,928,032	442,789,570
Repayment of debt	(353,164,957)	(151,224,602)	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,282,933)	(5,120,288)	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination	(3,606,000)				(3,380,160)
Deferred contribution		(35,000,000)		35,000,000
Capital contributions	425,149	75,000,000	109,000,000	40,419,757	223,866,121
Net proceeds from issuance of Class E Preferred Units					(92,001,451)
Initial public offering proceeds	303,600,000
Redemption of Class F Units					(23,602,649)
Cost of raising capital	(25,387,224)		(35,000,000.00)
Cash distributions to partners	(47,517,803)	(22,220,232)	(45,262,796)	(43,107,141)	(36,658,452)
Net cash provided by (used in) financing activities	14,066,232	52,475,972	117,228,340	182,800,447	17,922,358
Net (decrease) increase in cash and cash equivalents	(514,664)	(28,600,125)	(23,669,354)	26,175,253	(2,514,033)
Cash and cash equivalents:
Beginning of period	15,534,373	39,203,727	39,203,727	13,028,474	15,542,507
End of period	15,019,709	10,603,602	15,534,373	39,203,727	13,028,474
Issuers | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(233,399,474)	(148,522,190)	(152,296,994)	(293,472,178)	(70,625,627)
Investing activities
Capital improvements	350		(53,750.00)
Secured loan receivables received from others	1,580,334	2,571,657	12,754,973	(68,778)	5,917,739
Secured loan receivables funded to others	(369,864)	(2,163,720)	(13,064,531)	(2,700,000)	(8,652,165)
Net cash provided by (used in) investing activities	1,210,820	407,937	(363,308)	(2,768,778)	(2,734,426)
Financing activities
Borrowings of debt		101,000,000	101,000,000	302,750,000
Repayment of debt					(12,000,000)
Payment of financing costs		(2,539,196)	(2,562,303)	(8,593,540)	(100,000)
Deferred contribution		(35,000,000)		35,000,000
Capital contributions	425,149	75,000,000	109,000,000	40,419,757	223,866,121
Net proceeds from issuance of Class E Preferred Units					(92,001,451)
Initial public offering proceeds	303,600,000
Cost of raising capital	(25,387,224)		(35,000,000.00)
Cash distributions to partners	(47,517,803)	(22,220,232)	(45,262,796)	(43,107,141)	(34,534,439)
Net cash provided by (used in) financing activities	231,120,122	116,240,572	127,174,901	326,469,076	85,230,231
Net (decrease) increase in cash and cash equivalents	(1,068,532)	(31,873,681)	(25,485,401)	30,228,120	11,870,178
Cash and cash equivalents:
Beginning of period	16,869,495	42,354,896	42,354,896	12,126,776	256,598
End of period	15,800,963	10,481,215	16,869,495	42,354,896	12,126,776
Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	13,463,332	105,464,686	157,730,092	109,600,603	69,916,138
Investing activities
Purchase of real estate investments		(99,171,000)	(135,888,561)	(98,048,063)	(31,095,224)
Sale of real estate investments	2,605,597	13,806,873	14,775,005	1,510,000	4,085,825
Capital improvements	(6,951,522)	(3,562,065)	(8,094,783.00)	(5,342,171)	(4,527,853)
Development projects	(7,150,444)	(12,891,186)	(25,382,304)	(15,990,400)	(1,121,292)
Secured loan receivables received from others	604,180	850,381	1,425,360	12,344,043	2,890,464
Secured loan receivables funded to others	(2,181,815)	(1,742,943)	(3,436,379)	(7,809,045)	(7,032,822)
Net cash provided by (used in) investing activities	(13,074,004)	(102,709,940)	(156,601,662)	(113,335,686)	(36,800,902)
Financing activities
Repayment of debt					(36,665,702)
Net cash provided by (used in) financing activities					(36,665,702)
Net (decrease) increase in cash and cash equivalents	389,328	2,754,746	1,128,430	(3,735,033)	(3,550,466)
Cash and cash equivalents:
Beginning of period	(1,746,141)	(2,874,571)	(2,874,571)	860,462	4,410,928
End of period	(1,356,813)	(119,825)	(1,746,141)	(2,874,571)	860,462
Subordinated Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	210,220,445	67,229,677	16,304,105	234,041,995	51,865,757
Investing activities
Purchase of real estate investments		(4,800,000)	(4,800,000)	(83,166,138)	(12,288,819)
Payment of earn-out provision for previously acquired real estate investments					(9,600,731)
Capital improvements	(766,829)	(2,762,894)	(5,342,126.00)	(4,021,616)	(1,122,944)
Development projects	(50,777)		(333,683)
Secured loan receivables received from others	176,011	281,971	451,862	2,062,446	478,067
Secured loan receivables funded to others	(155,704)	(28,660)	(355,636)	(410,742)	(435,851)
Net cash provided by (used in) investing activities	(797,299)	(7,309,583)	(10,379,583)	(85,536,050)	(22,970,278)
Financing activities
Borrowings of debt	145,000,000	87,504,200	164,224,200	97,416,570	433,677,230
Repayment of debt	(345,506,139)	(145,100,212)	(167,878,024)	(244,727,948)	(433,849,223)
Payment of financing costs	(5,281,958)	(2,581,092)	(2,581,092)	(1,000,564)	(10,443,495)
Payment for swap termination	(3,606,000)				(3,380,160)
Redemption of Class F Units					(23,602,649)
Cash distributions to partners					(2,124,013)
Net cash provided by (used in) financing activities	(209,394,097)	(60,177,104)	(6,234,916)	(148,311,942)	(39,722,310)
Net (decrease) increase in cash and cash equivalents	29,049	(257,010)	(310,394)	194,003	(10,826,831)
Cash and cash equivalents:
Beginning of period	(68,241)	242,153	242,153	48,150	10,874,981
End of period	(39,192)	(14,857)	(68,241)	242,153	48,150
Non-Guarantor Subsidiaries | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	36,916,038	(6,323,844)	22,055,287	260,597	3,523,988
Investing activities
Purchase of real estate investments	(28,026,000)	(4,540,206)	(32,177,037)		(11,500,000)
Sale of real estate investments		16,735,771	17,157,976
Capital improvements	(198,115)		(66,936.00)
Development projects	(896,639)	(1,508,405)	(2,259,634)	(5,415,747)	(1,111,041)
Net cash provided by (used in) investing activities	(29,120,754)	10,687,160	(17,345,631)	(5,415,747)	(12,611,041)
Financing activities
Borrowings of debt		2,536,894	2,536,894	4,761,462	9,112,340
Repayment of debt	(7,658,818)	(6,124,390)	(6,248,539)	(104,549)	(7,765)
Payment of financing costs	(975)			(13,600)	(24,436)
Net cash provided by (used in) financing activities	(7,659,793)	(3,587,496)	(3,711,645)	4,643,313	9,080,139
Net (decrease) increase in cash and cash equivalents	135,491	775,820	998,011	(511,837)	(6,914)
Cash and cash equivalents:
Beginning of period	479,260	(518,751)	(518,751)	(6,914)
End of period	$ 614,751	$ 257,069	$ 479,260	$ (518,751)	$ (6,914)